Matthews India Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.8%

	Shares	Value

FINANCIALS: 35.0%
Banks: 23.4%
HDFC Bank, Ltd.	2,514,826	$48,435,114
ICICI Bank, Ltd.	4,055,302	38,679,378
Kotak Mahindra Bank, Ltd.	1,037,045	23,817,446
Bandhan Bank, Ltd.[b,c]	5,302,861	21,360,086
Axis Bank, Ltd.[d]	1,988,691	19,799,177
IndusInd Bank, Ltd.	882,442	10,797,244

		162,888,445

Consumer Finance: 9.2%
Bajaj Finance, Ltd.	302,672	28,744,245
Shriram City Union Finance, Ltd.	1,100,949	23,531,533
Cholamandalam Investment and Finance Co., Ltd.	1,251,733	11,787,984

		64,063,762

Thrifts & Mortgage Finance: 2.4%
Housing Development Finance Corp., Ltd.	531,450	16,617,424

Total Financials		243,569,631

INFORMATION TECHNOLOGY: 18.1%
IT Services: 17.2%
Infosys, Ltd.	2,101,774	52,634,005
Tata Consultancy Services, Ltd.	570,158	28,020,641
HCL Technologies, Ltd.	912,265	13,942,007
Tech Mahindra, Ltd.	567,989	11,175,179
Persistent Systems, Ltd.	111,022	6,943,710
Larsen & Toubro Infotech, Ltd.[b,c]	82,548	6,655,850

		119,371,392

Software: 0.9%
Birlasoft, Ltd.	1,054,022	6,266,914

Total Information Technology		125,638,306

CONSUMER DISCRETIONARY: 9.8%
Hotels, Restaurants & Leisure: 2.8%
Lemon Tree Hotels, Ltd.[b,c,d]	16,990,621	14,080,699
Restaurant Brands Asia, Ltd.[d]	4,107,970	5,423,454

		19,504,153

Automobiles: 2.4%
Maruti Suzuki India, Ltd.	170,208	16,890,932

Auto Components: 1.1%
Bosch, Ltd.	23,940	4,540,331
Varroc Engineering, Ltd.[b,c,d]	640,727	2,905,686

		7,446,017

Internet & Direct Marketing Retail: 0.9%
FSN E-Commerce Ventures, Ltd.[d]	297,036	6,568,861

Household Durables: 0.9%
Crompton Greaves Consumer Electricals, Ltd.	1,327,386	6,528,869

Multiline Retail: 0.9%
Trent, Ltd.	361,133	6,044,070

	Shares	Value
Textiles, Apparel & Luxury Goods: 0.8%
Page Industries, Ltd.	9,337	$5,300,674

Total Consumer Discretionary		68,283,576

INDUSTRIALS: 7.7%
Machinery: 4.1%
Ashok Leyland, Ltd.	8,065,601	12,389,619
Cummins India, Ltd.	732,249	10,772,881
Greaves Cotton, Ltd.	2,186,848	5,470,155

		28,632,655

Transportation Infrastructure: 0.9%
Gujarat Pipavav Port, Ltd.	5,896,635	5,927,510

Electrical Equipment: 0.8%
ABB India, Ltd.	191,822	5,443,251

Industrial Conglomerates: 0.7%
Siemens, Ltd.	167,621	5,211,075

Professional Services: 0.7%
Quess Corp., Ltd.[b,c]	555,334	4,815,906

Air Freight & Logistics: 0.5%
Gati, Ltd.[d]	1,569,045	3,365,634

Total Industrials		53,396,031

ENERGY: 7.5%
Oil, Gas & Consumable Fuels: 7.5%
Reliance Industries, Ltd.	1,515,039	52,401,526

Total Energy		52,401,526

CONSUMER STAPLES: 7.2%
Personal Products: 4.7%
Hindustan Unilever, Ltd.	619,309	16,662,055
Dabur India, Ltd.	2,265,484	15,976,149

		32,638,204

Food Products: 0.9%
Zydus Wellness, Ltd.	320,155	6,322,418

Tobacco: 0.9%
VST Industries, Ltd.	155,859	6,291,356

Food & Staples Retailing: 0.7%
Avenue Supermarts, Ltd.[b,c,d]	93,595	4,922,076

Total Consumer Staples		50,174,054

MATERIALS: 5.7%
Chemicals: 3.7%
Asian Paints, Ltd.	181,000	7,324,023
Pidilite Industries, Ltd.	215,797	6,970,010
Carborundum Universal, Ltd.	642,449	6,728,486
Gujarat Fluorochemicals, Ltd.	138,598	4,993,694

		26,016,213

Construction Materials: 2.0%
Ramco Cements, Ltd.	718,756	7,248,580

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Matthews India Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Ambuja Cements, Ltd.	1,604,191	$6,302,020
		13,550,600
Total Materials		39,566,813

HEALTH CARE: 5.6%
Pharmaceuticals: 4.2%
Laurus Labs, Ltd.[b,c]	1,745,549	13,521,204
Sun Pharmaceutical Industries, Ltd.	819,735	9,866,441
Neuland Laboratories, Ltd.	433,785	5,854,733
		29,242,378

Life Sciences Tools & Services: 0.7%
Divi’s Laboratories, Ltd.	82,912	4,795,705

Health Care Equipment & Supplies: 0.7%
Poly Medicure, Ltd.	378,047	4,726,278

Total Health Care		38,764,361

COMMUNICATION SERVICES: 1.2%
Interactive Media & Services: 1.2%
Info Edge India, Ltd.	144,489	8,548,491
Total Communication Services		8,548,491

TOTAL COMMON EQUITIES		680,342,789
(Cost $543,302,820)

NON-CONVERTIBLE CORPORATE BONDS: 0.0%

	Face Amount	Value

CONSUMER STAPLES: 0.0%
Food Products: 0.0%
Britannia Industries, Ltd. 5.500%, 06/03/2024	INR 1,996,476	26,515

Total Consumer Staples		26,515

TOTAL NON-CONVERTIBLE CORPORATE BONDS		26,515
(Cost $27,434)

Value

TOTAL INVESTMENTS: 97.8%	$680,369,304
(Cost $543,330,254)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%	15,604,721

NET ASSETS: 100.0%	$695,974,025

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $68,261,507, which is 9.81% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

INR	Indian Rupee

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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